Capital structure	12 Months Ended
Dec. 31, 2018
Capital structure
Capital structure

21. Capital structure

Dual-class share structure

On September 15, 2014, the Company’s shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which the Company’s authorized share capital was reclassified and re-designated into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one vote and each Class B ordinary share being entitled to ten votes on all matters that are subject to shareholder vote. Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right. The holders of the Group’s ordinary shares are entitled to such dividends as may be declared by the board of directors subject to the Companies Law. The computation of net earnings per Class A ordinary shares and Class B ordinary shares have been adjusted retroactively for all periods presented to reflect this change. As of December 31, 2017 and 2018, all Class B ordinary shares were held by the Chairman of the Company.

ADS ratio change

Effective November 3, 2014, the Group changed its ADS to Class A ordinary share ratio from one ADS representing two Class A ordinary shares to five ADSs representing one Class A ordinary share. The computation of net earnings per ADS have been adjusted retroactively for all periods presented to reflect this change.

Issuance of ordinary shares

In December 2017, the Group issued 9,229,437 and 3,955,473 Class A ordinary shares to Tencent Holdings Limited ("Tencent") and JD.com, Inc. ("JD.com"), in the amount of approximately US$603,605 (approximately RMB3,927,236) and US$258,688 (approximately RMB1,683,101), respectively.

Exercise of share options

During the year ended December 31, 2016, 560,930 Class A ordinary shares were issued respectively as a result of exercises of share options by employees and a consultant. During the year ended December 31, 2017, 454,708 Class A ordinary shares were re-issued from treasury shares as a result of exercise of share options by employees. During the year ended December 31, 2018, 356,736 Class A ordinary shares were issued as a result of exercise of share options by employees.

Vesting of shares awards

During the years ended December 31, 2016, 2017 and 2018, 861,815,  23,413 and 1,322,560 Class A ordinary shares were issued respectively as a result of vesting of shares awards granted to employees and consultants.